                               UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM 10-QSB

[X]          QUARTERLY REPORT PURSUANT TO SECTION 13 OR 15(d)
                OF THE SECURITIES AND EXCHANGE ACT OF 1934

                For the quarterly period ended May 31, 1995


[ ]             TRANSITION REPORT PURSUANT TO SECTION 13 OR
               15(d) OF THE SECURITIES EXCHANGE ACT OF 1934


                      Commission file number 0-12807


                              PHOTOCOMM, INC.


Incorporated in the State of Arizona             IRS No. 86-0411983


                            7681 East Gray Road
                         Scottsdale, Arizona 85260
                               (602)948-8003


Check whether the Registrant (1) has filed all documents and reports required to be filed by Section 13 or 15(d) of the Exchange Act during the past 12 months (or such shorter period that the Registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.
Yes (X)  No ( )

Check whether the Registrant filed all documents and reports required to be filed by Section 12, 13 or 15(d) of the Exchange Act after the distribution of securities under a plan confirmed by court. Yes (X) No ( )

Indicate the number of shares outstanding of each of the issuer's classes of common stock, as of the latest practicable date.


Class                                Outstanding as of 6/30/95
- - - -----                                -------------------------

Common Stock, $0.10 par value               12,353,109

                              PHOTOCOMM, INC.

                                   INDEX




PART I        Financial Information                   Page No.
              ---------------------                   --------

    Item 1.   Financial Statements

         Balance Sheets - May 31, 1995 and               3
           August 31, 1994

         Statements of Operations - Three Months         4
           ended May 31, 1995 and 1994 and Nine
           Months ended May 31, 1995 and 1994

         Statements of Stockholders' Equity,             5
           May 31, 1995 and August 31, 1994

         Statements of Cash Flows - Nine Months          6
           ended May 31, 1995 and 1994

         Notes to Financial Statements                   7


    Item 2.   Management's Discussion and Analysis      8-10
              of Financial Condition and Results of
              Operations


PART II       Other Information
              -----------------

    Item 6.   Exhibits                                   10

    PART I.  FINANCIAL INFORMATION,   ITEM 1.  FINANCIAL STATEMENTS
     PHOTOCOMM, INC. AND SUBSIDIARIES, CONSOLIDATED BALANCE SHEETS
                     MAY 31, 1995 and AUGUST 31, 1994
                                (UNAUDITED)
Assets                                       5/31/95     8/31/94
Current Assets:
 Cash and cash equivalents                $  145,693  $  458,224
 Accounts receivable                       3,556,742   1,482,276
 Inventories                               3,243,667   2,654,910
 Other current assets                        247,833     181,994
                                           ---------   ---------
  Total Current Assets                     7,193,935   4,777,404
Property and equipment at cost less
 accumulated depreciation and amortization 2,098,699   2,209,711
Other assets                                 308,949     339,408
                                           ---------   ---------
  Total Assets                            $9,601,583  $7,326,523

Liabilities and Stockholders' Equity
Current Liabilities:
 Current installments of long-term debt   $  133,686  $  123,108
 Note Payable                                550,000        -
 Accounts payable                          2,292,392   1,196,143
 Other accrued expenses                      252,146     205,111
                                           ---------   ---------
  Total Current Liabilities                3,228,224   1,524,362
                                           ---------   ---------
Long-term debt, less current installments    742,024     844,019
                                           ---------   ---------
  Total Liabilities                        3,970,248   2,368,381

Stockholders' Equity:
 Preferred stock:$.001 par value,
  5,000,000 shares authorized;
 Series A 12% convertible preferred stock,       110         110
  125,000 shares authorized;109,972 shares
  issued and outstanding
 Series AA 11% convertible preferred stock        95          93
  200,000 shares authorized;94,565 and
  92,965 shares issued and outstanding,
  respectively
 Common stock;$.10 par value, 20,000,000   1,234,211   1,224,076
  shares authorized;12,342,109 and
  12,240,759 shares issued and
  outstanding, respectively
 Additional paid-in capital                9,905,587   9,910,906
 Accumulated deficit ($808 restricted for
   cost of treasury stock held)           (5,507,860) (6,177,043)
 Less: Cost of 400 treasury shares              (808)       -
                                           ---------   ---------
   Total Stockholders' Equity              5,631,335   4,958,142
   Total Liabilities and Stockholders'     ---------   ---------
    Equity                                $9,601,583  $7,326,523
See accompanying notes to consolidated financial statements.

                              PHOTOCOMM, INC.

                   CONSOLIDATED STATEMENTS OF OPERATIONS

                                (UNAUDITED)



                    Three Months Ended       Nine Months Ended
                          May 31                  May 31
                    ------------------      ------------------
                     1995        1994        1995        1994
                     ----        ----        ----        ----

Sales, net         $6,292,979 $3,834,887 $15,424,609 $10,409,906
Cost of sales       4,943,283  2,930,661  11,791,600   7,837,566
                    ---------  ---------  ----------  ----------
   Gross profit     1,349,696    904,226   3,633,009   2,572,340

Selling, general,
 administrative     1,091,043    863,289   2,953,199   2,410,115
                    ---------   --------   ---------   ---------
Income (loss)
 from operations      258,652     40,937     679,810     162,225

Other income
 (expense):
 Interest expense     (28,549)   (25,862)    (65,161)   (105,619)
 Other, net            21,085     26,147      54,534      90,117
                     --------   --------    --------    --------

  Net income(loss) $  251,188 $   41,222  $  669,183  $  146,723
                     ========   ========    ========    ========

Income (loss) per
  share            $      .02 $     .001   $     .05  $     .002
                     ========   ========     =======    ========

Weighted average
number of common
shares outstanding 12,337,987 11,862,353  12,285,953  11,050,037


See accompanying notes to consolidated financial statements.


                                         PHOTOCOMM, INC. AND SUBSIDIARIES
                                               CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY
                                                    MAY 31, 1995 AND AUGUST 31, 1994



                                Convertible Preferred Stock
                             ----------------------------------
                                 Series A          Series AA       Common Stock       Additional              Cost of
                             ---------------- ----------------  --------  -----------  Paid-In  Accumulated Treasury
                             Shares   Amount   Shares Amount      Shares     Amount   Capital    Deficit     Shares   Total
                             ------   ------   ------  ------      ------     ------  --------    --------   -------   -----
Balance, August 31, 1994    109,972     $110   92,965    $93  12,240,759 $1,224,076 $9,910,906 ($6,177,043)   ---     $4,958,142

Common stock issued upon
exercise of stock options                                         67,750      6,775     57,163                           $63,938

Series AA convertible
 preferred stock issued to
 private investor                              10,000     10                            49,990                           $50,000

Cash dividends on Series A
 and Series AA preferred stock                                                         (94,218)                         ($94,218)

Cost of 400 treasury shares                                                                                     (808)      ($808)

Series AA convertible
 preferred stock converted
 to common stock 4 to 1                        (8,400)    (8)     33,600      3,360     (3,352)                               $0

Cost of S-3 Resigtration                                                               (14,902)                         ($14,902)

Net income                                                                                          669,183             $669,183

                            -------   ------  -------  ------  ----------  ---------  --------- ----------- --------  ----------
Balance, February 28, 1995  109,972     $110   94,565     $95  12,342,109 $1,234,211 $9,905,587 ($5,507,860)  ($808)  $5,631,335
                            =======   ======  =======  ======  ==========  =========  =========  ========== ========  ==========

       See accompanying notes to consolidated financial statements.

                     PHOTOCOMM, INC. AND SUBSIDIARIES
                   CONSOLIDATED STATEMENTS OF CASH FLOW
                  NINE MONTHS ENDED MAY 31, 1995 AND 1994
                                (UNAUDITED)

                                               1995       1994
Cash flows from operating activities:
Net income (loss)                          $  669,183 $  146,723
Adjustments to reconcile net income (loss)
 to net cash (used) provided by operating
 activities:
 Depreciation and amortization                242,399    196,120
 Increase in allowances for doubtful
   accounts and inventory obsolescence          9,810     14,277
 (Increase)decrease in accounts receivable (2,072,886)   128,773
 (Increase) in inventory                     (600,147)  (375,864)
 Increase(Decrease) in accounts payable
   and accrued expenses                     1,143,284 (1,143,841)
 (Increase) in other current assets           (65,839)  (149,226)
                                            ---------  ---------
    Net cash (used) provided by
      operating activities                   (674,196)(1,183,038)
                                            ---------  ---------
Cash flows from investing activities:
 Purchase of property, equipment
   and other assets                          (100,928)  (202,681)
                                            ---------   --------
    Net cash used in investing
      activities                             (100,928)  (202,681)
                                            ---------   --------
Cash flows from financing activities:
 Repayments of long-term debt                 (91,417)  (367,398)
 Proceeds from issuance of debt               550,000       -
 Proceeds from issuance of common
   stock                                       52,396  2,006,228
 Proceeds from issuance of preferred
   stock                                       46,640       -
 Cash dividends on preferred stock            (94,218)   (74,802)
 Purchase of Treasury Shares                     (808)      -
                                            ---------  ---------
    Net cash provided by financing
      activities                              462,593  1,564,028
                                            ---------  ---------
Net (decrease)in cash and cash equivalents   (312,531)   178,309

Cash and cash equivalents at beginning
 of year                                      458,224    112,987

Cash and cash equivalents at end of         ---------   --------
 nine months                               $  145,693  $ 291,296
                                            =========   ========

See accompanying notes to consolidated financial statements.

                              PHOTOCOMM, INC.

                NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                               MAY 31, 1995

A.   Basis of Presentation

The accompanying unaudited consolidated financial statements have been prepared in accordance with generally accepted accounting principles for presentation of interim financial information. They do not include all information and presentation of footnotes required by generally accepted accounting principles for presentation of complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included.

B.   Accounts Receivable

Accounts receivable consisted of:
                                   5-31-95        8-31-94
                                   -------        -------
     Trade Accounts              $2,310,707     $1,507,276
     U.S. Government              1,269,455           -
                                  ---------      ---------
                                  3,580,162      1,507,276
     Less Allowance for
      Doubtful Accounts             (23,420)       (25,000)
                                  ---------      ---------
                                 $3,556,742     $1,482,276
                                  =========      =========

C.   Note Payable

On March 15, 1995, the Company secured a $1,000,000 credit line with First Interstate Bank of Arizona. The credit line is a revolving line with an annual maturity on February 28, 1996. It has certain operating covenants, and is secured by the Company's inventory and accounts receivable. Interest on the line is calculated at prime plus three quarters of a point per annum, with interest-only payments payable monthly. The Note Payable as of May 31, 1995 was $550,000.

D.   Income Taxes

At May 31, 1995, the Company utilized net operating loss carryforwards of approximately $670,000 to offset fiscal 1995 income for federal income tax purposes.

E.   Seasonal Nature of the Business

Revenues of the Company are generally greater in its third and fourth quarters (March through August) due to seasonal factors.

Item 2.   Management's Discussion and Analysis of Financial
          Conditions and Results of Operations

This discussion and analysis should be read in conjunction with the consolidated financial statements and the related notes thereto included elsewhere in this report.

Results of Operations
Three and nine months ended May 31, 1995 vs. three and nine months ended May 31, 1994.

Sales: Sales for the third quarter ended 1995 and 1994 respectively are $6,292,979 versus $3,834,887, a 64% increase. Sales for the nine months ended May 31, 1995 and 1994 are $15,424,609 versus $10,409,906, a 48% increase. The sales revenue increases for the quarter and the nine months are partially attributed to $3,155,000 in shipments related to U.S. Government accounts, and also increases in industrial products and systems, and increases in the distribution and international divisions. In general, sales revenue increases are due to volume increases with little or no effect related to price changes.


Gross Profits: Gross Profits (sales less cost of sales) increased 49% and 41% for the third quarter and nine months ended May 31, 1995 versus the same period for 1994. Gross profits were $1,349,696 or 21.5% for the third quarter and $3,633,009 or 23.5%
for the nine months ended May 31, 1995 compared to $904,226 or 23.5% and $2,572,340 or 24.7% for the nine months ended May 31, 1994.

The 49% and 41% increase in overall gross profits are attributed to sales revenue gains recorded in the third quarter and nine month year-to-date results. The gross profit percentages were reduced in the third quarter and nine months ended May 31, 1995 from 23.5% to 21.5% and 24.7% to 23.5%, respectively. The gross profit reduction is attributed to the Company's lower margins on the U.S. Government revenues from its China Lake project which began shipping in the second quarter of fiscal 1995.


Selling, General and Administrative Expenses (SG&A): SG&A Expenses in 1995 were $1,091,043 for the third quarter and $2,953,199 for the nine months ended May 31, 1995 compared to $863,289 and $2,410,115 for the same periods of the prior year. The 26.4% and 22.5% increases from the prior year are attributed to additional sales and marketing expenses. The Company expects SG&A to increase commensurately with future sales growth.

Other Income (Expense): The Company's non-operating income and expenses consist mainly of interest expense and consulting income. Interest expense was increased to $28,549 from $25,862 for the third quarter and reduced to $65,161 from $105,619 for the nine months compared to the same periods in the prior year. The increase was a result of the Company obtaining its bank line in the third quarter of 1995, while the decrease is a result of lower debt levels through the first two quarters of the year versus the prior year.

Other income was reduced to $21,085 from $26,147 for the third quarter and reduced to $54,334 from $90,117 for the nine months compared to the same periods in the prior year. The reduction is primarily attributed to the reclassification of energy sales from other income in 1994 into regular sales in fiscal 1995.


Net Income: The Company's net income of $251,188 for the quarter and $669,362 for the nine months ended May 31, 1995, representing over a 400% and 300% increase for the quarter and year-to-date net income. The net income increases are attributed to higher sales and gross profits, a decrease in interest expense, with offsetting increases in SG&A expenses.


Liquidity and Capital Resources: The Company's working capital position continues to be stable. Working capital increased to $3,965,711 at May 31, 1995 from $3,253,042 at August 31, 1994. The current ratio is 2.23 at May 31, 1995 versus 3.13 at August 31, 1994, and the long-term debt to equity ratio is .13 at May 31, 1995 versus .17 at August 31, 1994.

Net cash used in operating activities for the nine months of $674,196 was primarily due to increases in accounts receivables, inventory and other assets of $2,738,872, with offsetting increases in accounts payable of $1,143,284, with cash contributions from profits and depreciation of $911,582. The Company's significant use of cash in the first nine months is primarily attributed to the increase in U.S. Government receivables of $1,269,455 related to contracts awarded in fiscal 1995. Additionally, general accounts receivable have increased proportionately to sales revenue growth. The Company anticipates that accounts receivables and inventories will be maintained or reduced slightly throughout the remainder of fiscal 1995 to support the Company's sales growth.

Cash used for purchases of property and equipment of $100,928 was primarily for manufacturing equipment.

Cash provided by financing activities included a bank line advance of $550,000 from First Interstate Bank, proceeds from the issuance of common and preferred stock of $99,036, with offsetting uses for repayments of long-term debt, and cash dividends paid for preferred stock of $185,635.

On March 15, 1995, the Company secured a $1,000,000 credit line with First Interstate Bank of Arizona. The credit line is a revolving line with an annual maturity on February 28, 1996. It has certain operating covenants, and is secured by the Company's inventory and accounts receivable. Interest on the line is calculated at prime plus three quarters of a point per annum, with interest-only payments payable monthly.

Although no assurances are possible, the Company believes that its future operating cash flows, access to increased bank lines of credit, and ability to access additional equity such as the exercise of present outstanding New World Power and employee stock options, will provide adequate funding for current obligations, projected operations and planned expansion for the next twelve months and the foreseeable future.



                        PART II.  OTHER INFORMATION

Item 6.   Exhibits

  (a)     Exhibits

     The following Exhibits are filed as part of this Report:

Exhibit No.    Description                             Page

               None


                                SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Date:   July 13, 1995

PHOTOCOMM, INC.

By:                              By:
   Robert R. Kauffman               Thomas C. LaVoy
   Chief Executive Officer          Chief Financial Officer
                                    (Duly Authorized Officer and
                                    Principal Financial Officer)